Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary of Internal Performance Measurement and Resource Allocation

	Year ended December 31, 2025	Nine months ended December 31, 2024

Total revenue is comprised of:

Sheet & Strip	$1,311.8	$1,346.7

Plate	565.8	324.1

Slab	0.8	1.3

Freight	175.3	142.7

Non-steel revenue	32.0	26.3

	$2,085.7	$1,841.1

The geographical distribution of total revenue is as follows:

Sales to customers in Canada	$930.4	$672.5

Sales to customers in the United States	1,132.2	1,148.7

Sales to customers in the rest of the world	23.1	19.9

	$2,085.7	$1,841.1